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                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                 April 30, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Van Kampen Equity and Income Fund
         Rule 497(j) Filing (File Nos. 2-15957 and 811-919)

Ladies and Gentlemen:

     Van Kampen Equity and Income Fund (the "Registrant") filed via EDGAR on April 24, 2002 an electronically signed copy of Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto, pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Statement of Additional Information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. With respect to the Prospectus, the Registrant will file the final Prospectus pursuant to Rule 497 under separate cover.

     Should the staff have any questions regarding the foregoing, please contact me at (630) 684-8370.


                                    Very truly yours,

                                    /s/ Sara L. Badler

                                    Sara L. Badler
                                    Assistant Secretary